INCOME TAXES (Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Operating loss carryforwards	$ 14,761	$ 18,907
Capital loss carryforwards	147	145
Allowance for doubtful accounts	13	20
Tax credit carryforwards	558	558
Accrued expenses	910	2,032
Total deferred tax assets	16,389	21,662
Deferred tax liabilities:
Depreciation of property and equipment	(139)	(56)
Deferred tax assets net of deferred tax liabilities before valuation allowance	16,250	21,606
Valuation allowance	(15,901)	(21,269)
Deferred tax assets, net	$ 349	$ 337